Offerings	Sep. 16, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share ("Common Stock")
Maximum Aggregate Offering Price	$ 6,356,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 973.10
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase one share of Common Stock ("Pre- Funded Warrants")
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1. The proposed maximum aggregate offering price of the shares of Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants offered and sold in the offering (plus the aggregate exercise price of the shares of Common Stock issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the shares of Common Stock and Pre-Funded Warrants (including shares of Common Stock issuable upon exercise of the Pre-Funded Warrants), if any, is $6,002,250. No separate registration fee required pursuant to Rule 457(g) under the Securities Act. The registrant may issue Pre-Funded Warrants to purchase shares of Common Stock in the offering. The purchase price of each Pre-Funded Warrant will equal the price per share at which shares of Common Stock are being sold to the public in this offering, minus $0.001, which constitutes the pre-funded portion of the exercise price, and the remaining unpaid exercise price of the Pre-Funded Warrants will equal $0.001 per share of Common Stock.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, issuable upon the exercise of the Pre- Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1. No separate registration fee required pursuant to Rule 457(g) under the Securities Act. The registrant may issue Pre- Funded Warrants to purchase shares of Common Stock in the offering. The purchase price of each Pre-Funded Warrant will equal the price per share at which shares of Common Stock are being sold to the public in this offering, minus $0.001, which constitutes the pre-funded portion of the exercise price, and the remaining unpaid exercise price of the Pre-Funded Warrants will equal $0.001 per share of Common Stock.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase one share of Common Stock ("Warrants")
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1. No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, issuable upon the exercise of the Warrants
Maximum Aggregate Offering Price	$ 6,356,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 973.10
Offering Note	See Note 1. The registration fee is calculated in accordance with Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price, representing the offering price of the Common Stock included in the registration statement.